Retirement Benefit Plans - Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Discount rate	1.60%	1.40%
Future salary increase rate	4.00%	4.00%